UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03999
JOHN HANCOCK INVESTMENT TRUST II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2025:
  John Hancock Financial Industries Fund
  John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class A/FRBAX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class A/FRBAX)	$58	1.20%
Fund Statistics
Fund net assets	$751,274,390
Total number of portfolio holdings	105
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.0%
Huntington Bancshares, Inc.	2.5%
Citizens Financial Group, Inc.	2.4%
Regions Financial Corp.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
Fifth Third Bancorp	2.1%
WSFS Financial Corp.	2.1%
U.S. Bancorp	2.1%
JPMorgan Chase & Co.	2.0%
KeyCorp	2.0%

Industry Composition
Banks	99.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443056
01SA-A
4/25
6/25
John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class C/FRBCX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class C/FRBCX)	$94	1.94%
Fund Statistics
Fund net assets	$751,274,390
Total number of portfolio holdings	105
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.0%
Huntington Bancshares, Inc.	2.5%
Citizens Financial Group, Inc.	2.4%
Regions Financial Corp.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
Fifth Third Bancorp	2.1%
WSFS Financial Corp.	2.1%
U.S. Bancorp	2.1%
JPMorgan Chase & Co.	2.0%
KeyCorp	2.0%

Industry Composition
Banks	99.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443056
01SA-C
4/25
6/25
John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class I/JRBFX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class I/JRBFX)	$46	0.95%
Fund Statistics
Fund net assets	$751,274,390
Total number of portfolio holdings	105
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.0%
Huntington Bancshares, Inc.	2.5%
Citizens Financial Group, Inc.	2.4%
Regions Financial Corp.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
Fifth Third Bancorp	2.1%
WSFS Financial Corp.	2.1%
U.S. Bancorp	2.1%
JPMorgan Chase & Co.	2.0%
KeyCorp	2.0%

Industry Composition
Banks	99.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443056
01SA-I
4/25
6/25
John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class R6/JRGRX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class R6/JRGRX)	$41	0.84%
Fund Statistics
Fund net assets	$751,274,390
Total number of portfolio holdings	105
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.0%
Huntington Bancshares, Inc.	2.5%
Citizens Financial Group, Inc.	2.4%
Regions Financial Corp.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
Fifth Third Bancorp	2.1%
WSFS Financial Corp.	2.1%
U.S. Bancorp	2.1%
JPMorgan Chase & Co.	2.0%
KeyCorp	2.0%

Industry Composition
Banks	99.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443056
01SA-R6
4/25
6/25
John Hancock Regional Bank Fund

John Hancock Financial Industries Fund
Class A/FIDAX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class A/FIDAX)	$61	1.23%
Fund Statistics
Fund net assets	$283,918,519
Total number of portfolio holdings	51
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.4%
Visa, Inc., Class A	4.1%
The Allstate Corp.	3.9%
M&T Bank Corp.	3.7%
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	3.4%
Mastercard, Inc., Class A	3.4%
Citigroup, Inc.	3.3%
The Progressive Corp.	3.1%
Unum Group	3.1%

Industry Composition
Banks	34.8%
Insurance	28.3%
Capital markets	20.4%
Financial services	13.1%
Consumer finance	1.4%
Specialized REITs	0.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443050
70SA-A
4/25
6/25
John Hancock Financial Industries Fund

John Hancock Financial Industries Fund
Class C/FIDCX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class C/FIDCX)	$98	1.97%
Fund Statistics
Fund net assets	$283,918,519
Total number of portfolio holdings	51
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.4%
Visa, Inc., Class A	4.1%
The Allstate Corp.	3.9%
M&T Bank Corp.	3.7%
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	3.4%
Mastercard, Inc., Class A	3.4%
Citigroup, Inc.	3.3%
The Progressive Corp.	3.1%
Unum Group	3.1%

Industry Composition
Banks	34.8%
Insurance	28.3%
Capital markets	20.4%
Financial services	13.1%
Consumer finance	1.4%
Specialized REITs	0.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443050
70SA-C
4/25
6/25
John Hancock Financial Industries Fund

John Hancock Financial Industries Fund
Class I/JFIFX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class I/JFIFX)	$48	0.97%
Fund Statistics
Fund net assets	$283,918,519
Total number of portfolio holdings	51
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.4%
Visa, Inc., Class A	4.1%
The Allstate Corp.	3.9%
M&T Bank Corp.	3.7%
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	3.4%
Mastercard, Inc., Class A	3.4%
Citigroup, Inc.	3.3%
The Progressive Corp.	3.1%
Unum Group	3.1%

Industry Composition
Banks	34.8%
Insurance	28.3%
Capital markets	20.4%
Financial services	13.1%
Consumer finance	1.4%
Specialized REITs	0.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443050
70SA-I
4/25
6/25
John Hancock Financial Industries Fund

John Hancock Financial Industries Fund
Class R6/JFDRX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class R6/JFDRX)	$43	0.87%
Fund Statistics
Fund net assets	$283,918,519
Total number of portfolio holdings	51
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.4%
Visa, Inc., Class A	4.1%
The Allstate Corp.	3.9%
M&T Bank Corp.	3.7%
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	3.4%
Mastercard, Inc., Class A	3.4%
Citigroup, Inc.	3.3%
The Progressive Corp.	3.1%
Unum Group	3.1%

Industry Composition
Banks	34.8%
Insurance	28.3%
Capital markets	20.4%
Financial services	13.1%
Consumer finance	1.4%
Specialized REITs	0.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4443050
70SA-R6
4/25
6/25
John Hancock Financial Industries Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2025 for the following funds:

  John Hancock Financial Industries Fund

  John Hancock Regional Bank Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Financial Industries Fund
U.S. equity
April 30, 2025

John Hancock
Financial Industries Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
12	Notes to financial statements
1	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 98.7%		$280,186,200
(Cost $192,360,155)
Financials 98.0%		278,265,018
Banks 34.8%
American Business Bank	64,829	2,779,219
Bank of America Corp.	241,572	9,633,891
Bank of Ireland Group PLC	151,138	1,774,580
CaixaBank SA	250,425	1,919,309
Citigroup, Inc.	138,054	9,440,133
Coastal Financial Corp. (A)	22,658	1,861,355
Dime Community Bancshares, Inc.	91,757	2,357,237
East West Bancorp, Inc.	27,803	2,378,547
JPMorgan Chase & Co.	40,193	9,832,012
M&T Bank Corp.	61,550	10,448,728
Old National Bancorp	225,273	4,638,371
Pinnacle Financial Partners, Inc.	78,013	7,820,023
Popular, Inc.	44,160	4,213,747
Renasant Corp.	50,776	1,628,386
Sumitomo Mitsui Trust Group, Inc.	167,200	4,136,316
Synovus Financial Corp.	134,085	5,808,562
Washington Trust Bancorp, Inc.	62,035	1,712,166
Wells Fargo & Company	175,951	12,494,282
Zions Bancorp NA	86,902	3,907,983
Capital markets 20.4%
Ameriprise Financial, Inc.	10,511	4,950,891
Ares Management Corp., Class A	34,323	5,235,287
CME Group, Inc.	31,330	8,680,916
GCM Grosvenor, Inc., Class A	108,221	1,357,091
KKR & Company, Inc.	20,303	2,320,024
Marex Group PLC	72,106	3,197,901
Morgan Stanley	42,035	4,851,680
Nasdaq, Inc.	111,164	8,471,808
Partners Group Holding AG	4,252	5,571,274
The Goldman Sachs Group, Inc.	13,360	7,315,268
Tradeweb Markets, Inc., Class A	43,976	6,081,881
Consumer finance 1.4%
American Express Company	14,935	3,978,833
Financial services 13.1%
Equitable Holdings, Inc.	100,996	4,994,252
Fiserv, Inc. (A)	37,496	6,920,637
Mastercard, Inc., Class A	17,362	9,515,418
PayPal Holdings, Inc. (A)	61,433	4,044,749
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	2

	Shares	Value
Financials (continued)
Financial services (continued)
Visa, Inc., Class A	33,822	$11,685,501
Insurance 28.3%
American International Group, Inc.	37,247	3,036,375
Arthur J. Gallagher & Company	22,751	7,296,018
Bowhead Specialty Holdings, Inc. (A)	43,341	1,741,875
Chubb, Ltd.	19,028	5,443,530
MetLife, Inc.	74,437	5,610,317
NN Group NV	89,927	5,514,359
Palomar Holdings, Inc. (A)	54,678	7,929,404
Reinsurance Group of America, Inc.	33,907	6,351,120
Skyward Specialty Insurance Group, Inc. (A)	102,493	5,441,353
The Allstate Corp.	55,565	11,023,541
The Hartford Insurance Group, Inc.	28,143	3,452,302
The Progressive Corp.	31,183	8,785,498
Unum Group	111,783	8,681,068
Real estate 0.7%		1,921,182
Specialized REITs 0.7%
Digital Realty Trust, Inc.	11,967	1,921,182

	Yield (%)	Shares	Value
Short-term investments 1.5%			$4,259,125
(Cost $4,258,489)
Short-term funds 1.5%			4,259,125
John Hancock Collateral Trust (B)	4.2081(C)	425,776	4,259,125

Total investments (Cost $196,618,644) 100.2%	$284,445,325
Other assets and liabilities, net (0.2%)	(526,806)
Total net assets 100.0%	$283,918,519

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $196,762,442. Net unrealized appreciation aggregated to $87,682,883, of which $89,426,628 related to gross unrealized appreciation and $1,743,745 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 4-30-25:
United States	88.8%
Switzerland	3.9%
3	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Netherlands	1.9%
Puerto Rico	1.5%
Japan	1.5%
United Kingdom	1.1%
Other countries	1.3%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $192,360,155)	$280,186,200
Affiliated investments, at value (Cost $4,258,489)	4,259,125
Total investments, at value (Cost $196,618,644)	284,445,325
Foreign currency, at value (Cost $611)	619
Dividends and interest receivable	454,766
Receivable for fund shares sold	7,240
Other assets	73,534
Total assets	284,981,484
Liabilities
Payable for investments purchased	717,141
Payable for fund shares repurchased	189,128
Payable to affiliates
Accounting and legal services fees	5,443
Transfer agent fees	25,746
Distribution and service fees	60,820
Trustees’ fees	235
Other liabilities and accrued expenses	64,452
Total liabilities	1,062,965
Net assets	$283,918,519
Net assets consist of
Paid-in capital	$116,712,354
Total distributable earnings (loss)	167,206,165
Net assets	$283,918,519

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($238,167,375 ÷ 13,621,404 shares)[1]	$17.48
Class C ($4,700,800 ÷ 322,894 shares)[1]	$14.56
Class I ($36,237,063 ÷ 2,077,140 shares)	$17.45
Class R6 ($4,813,281 ÷ 275,641 shares)	$17.46
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.40

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$4,713,371
Dividends from affiliated investments	114,647
Interest	30,292
Less foreign taxes withheld	(31,596)
Total investment income	4,826,714
Expenses
Investment management fees	1,700,418
Distribution and service fees	350,894
Accounting and legal services fees	35,824
Transfer agent fees	166,513
Trustees’ fees	6,247
Custodian fees	30,527
State registration fees	33,890
Printing and postage	19,082
Professional fees	53,492
Other	13,030
Total expenses	2,409,917
Less expense reductions	(19,685)
Net expenses	2,390,232
Net investment income	2,436,482
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	78,571,900
Affiliated investments	1,402
78,573,302
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(63,000,336)
Affiliated investments	(912)
(63,001,248)
Net realized and unrealized gain	15,572,054
Increase in net assets from operations	$18,008,536
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,436,482	$5,276,723
Net realized gain	78,573,302	46,243,226
Change in net unrealized appreciation (depreciation)	(63,001,248)	121,108,408
Increase in net assets resulting from operations	18,008,536	172,628,357
Distributions to shareholders
From earnings
Class A	(23,782,791)	(4,178,789)
Class C	(579,652)	(92,603)
Class I	(3,231,084)	(563,176)
Class R6	(445,429)	(53,950)
Class NAV[1]	(19,066,434)	(4,620,843)
Total distributions	(47,105,390)	(9,509,361)
From fund share transactions	(180,955,473)	(77,651,284)
Total increase (decrease)	(210,052,327)	85,467,712
Net assets
Beginning of period	493,970,846	408,503,134
End of period	$283,918,519	$493,970,846

[1]	Class NAV shares were fully redeemed on 3-28-25.
7	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$19.03	$13.35	$17.14	$24.22	$16.15	$19.34
Net investment income[2]	0.09	0.16	0.26	0.18	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.21	5.81	(2.38)	(2.80)	8.92	(1.89)
Total from investment operations	0.30	5.97	(2.12)	(2.62)	9.07	(1.74)
Less distributions
From net investment income	(0.22)	(0.27)	(0.13)	(0.43)	(0.23)	(0.24)
From net realized gain	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)
Total distributions	(1.85)	(0.29)	(1.67)	(4.46)	(1.00)	(1.45)
Net asset value, end of period	$17.48	$19.03	$13.35	$17.14	$24.22	$16.15
Total return (%)[3,4]	1.27[5]	45.28	(13.17)	(12.33)	58.18	(10.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$238	$247	$194	$256	$318	$211
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]	1.22	1.22	1.21	1.21	1.23
Expenses including reductions	1.23[6]	1.21	1.21	1.20	1.20	1.22
Net investment income	0.95[6]	0.96	1.79	1.01	0.70	0.90
Portfolio turnover (%)	23	61	72	45	64	40

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	8

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$16.06	$11.31	$14.77	$21.45	$14.39	$17.39
Net investment income (loss)[2]	0.02	0.03	0.13	0.04	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	0.20	4.91	(2.05)	(2.44)	7.95	(1.70)
Total from investment operations	0.22	4.94	(1.92)	(2.40)	7.94	(1.68)
Less distributions
From net investment income	(0.09)	(0.17)	—[3]	(0.25)	(0.11)	(0.11)
From net realized gain	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)
Total distributions	(1.72)	(0.19)	(1.54)	(4.28)	(0.88)	(1.32)
Net asset value, end of period	$14.56	$16.06	$11.31	$14.77	$21.45	$14.39
Total return (%)[4,5]	0.93[6]	44.21	(13.90)	(12.88)	57.01	(10.82)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$6	$10	$15	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98[7]	1.98	1.98	1.95	1.95	1.98
Expenses including reductions	1.97[7]	1.97	1.97	1.94	1.94	1.97
Net investment income (loss)	0.20[7]	0.22	1.03	0.26	(0.04)	0.16
Portfolio turnover (%)	23	61	72	45	64	40

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
9	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$19.00	$13.34	$17.15	$24.21	$16.13	$19.33
Net investment income[2]	0.11	0.20	0.29	0.23	0.21	0.20
Net realized and unrealized gain (loss) on investments	0.23	5.80	(2.38)	(2.79)	8.91	(1.90)
Total from investment operations	0.34	6.00	(2.09)	(2.56)	9.12	(1.70)
Less distributions
From net investment income	(0.26)	(0.32)	(0.18)	(0.47)	(0.27)	(0.29)
From net realized gain	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)
Total distributions	(1.89)	(0.34)	(1.72)	(4.50)	(1.04)	(1.50)
Net asset value, end of period	$17.45	$19.00	$13.34	$17.15	$24.21	$16.13
Total return (%)[3]	1.43[4]	45.56	(13.00)	(12.05)	58.63	(9.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$32	$23	$36	$47	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[5]	0.98	0.98	0.95	0.95	0.98
Expenses including reductions	0.97[5]	0.97	0.97	0.94	0.94	0.97
Net investment income	1.20[5]	1.20	1.98	1.27	0.97	1.18
Portfolio turnover (%)	23	61	72	45	64	40

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	10

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$19.02	$13.35	$17.16	$24.24	$16.15	$19.34
Net investment income[2]	0.12	0.21	0.31	0.25	0.23	0.20
Net realized and unrealized gain (loss) on investments	0.23	5.81	(2.38)	(2.80)	8.92	(1.87)
Total from investment operations	0.35	6.02	(2.07)	(2.55)	9.15	(1.67)
Less distributions
From net investment income	(0.28)	(0.33)	(0.20)	(0.50)	(0.29)	(0.31)
From net realized gain	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)	(1.21)
Total distributions	(1.91)	(0.35)	(1.74)	(4.53)	(1.06)	(1.52)
Net asset value, end of period	$17.46	$19.02	$13.35	$17.16	$24.24	$16.15
Total return (%)[3]	1.48[4]	45.81	(12.90)	(11.97)	58.71	(9.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$4	$2	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.87	0.87	0.84	0.84	0.86
Expenses including reductions	0.87[5]	0.86	0.86	0.84	0.84	0.85
Net investment income	1.31[5]	1.30	2.13	1.39	1.09	1.26
Portfolio turnover (%)	23	61	72	45	64	40

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class NAV shares were fully redeemed on March 28, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
| JOHN HANCOCK Financial Industries Fund	12

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$98,784,847	$90,954,642	$7,830,205	—
Capital markets	58,034,021	52,462,747	5,571,274	—
Consumer finance	3,978,833	3,978,833	—	—
Financial services	37,160,557	37,160,557	—	—
Insurance	80,306,760	74,792,401	5,514,359	—
Real estate
Specialized REITs	1,921,182	1,921,182	—	—
Short-term investments	4,259,125	4,259,125	—	—
Total investments in securities	$284,445,325	$265,529,487	$18,915,838	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
13	JOHN HANCOCK Financial Industries Fund |

interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2025, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
| JOHN HANCOCK Financial Industries Fund	14

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $1,314.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and treating a portion of the proceeds from redemptions as distributions for tax purposes.
15	JOHN HANCOCK Financial Industries Fund |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,388
Class C	271
Class I	1,571
Class	Expense reduction
Class R6	$207
Class NAV	6,248
Total	$19,685

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
| JOHN HANCOCK Financial Industries Fund	16

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $54,393 for the six months ended April 30, 2025. Of this amount, $8,767 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $45,626 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $3,166 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$320,966	$143,223
Class C	29,928	3,405
Class I	—	19,773
Class R6	—	112
Total	$350,894	$166,513
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
17	JOHN HANCOCK Financial Industries Fund |

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	328,009	$6,132,972	336,659	$5,558,376
Distributions reinvested	1,178,279	21,244,370	242,981	3,722,467
Repurchased	(852,163)	(15,783,746)	(2,118,838)	(34,373,509)
Net increase (decrease)	654,125	$11,593,596	(1,539,198)	$(25,092,666)
Class C shares
Sold	120,210	$1,877,977	26,741	$377,934
Distributions reinvested	35,079	527,936	6,497	84,597
Repurchased	(173,755)	(2,581,663)	(225,596)	(3,067,401)
Net decrease	(18,466)	$(175,750)	(192,358)	$(2,604,870)
Class I shares
Sold	422,222	$7,739,346	493,962	$7,822,258
Distributions reinvested	139,222	2,501,822	28,325	432,530
Repurchased	(181,470)	(3,332,706)	(544,394)	(8,693,423)
Net increase (decrease)	379,974	$6,908,462	(22,107)	$(438,635)
Class R6 shares
Sold	167,273	$3,113,528	138,419	$2,363,668
Distributions reinvested	24,774	445,429	3,533	53,950
Repurchased	(143,738)	(2,661,194)	(75,066)	(1,255,379)
Net increase	48,309	$897,763	66,886	$1,162,239
Class NAV shares[1]
Sold	20,248	$395,964	253,641	$4,202,166
Distributions reinvested	1,061,015	19,066,434	302,808	4,620,843
Repurchased	(11,873,853)	(219,641,942)	(3,528,181)	(59,500,361)
Net decrease	(10,792,590)	$(200,179,544)	(2,971,732)	$(50,677,352)
Total net decrease	(9,728,648)	$(180,955,473)	(4,658,509)	$(77,651,284)

[1]	Class NAV shares were fully redeemed on 3-28-25.
Affiliates of the fund owned 47% of shares of Class R6 on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $91,683,412 and $317,036,848, respectively, for the six months ended April 30, 2025.
| JOHN HANCOCK Financial Industries Fund	18

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	425,776	$4,211,555	$101,361,469	$(101,314,389)	$1,402	$(912)	$114,647	—	$4,259,125
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK Financial Industries Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443050	70SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Regional Bank Fund
U.S. equity
April 30, 2025

John Hancock
Regional Bank Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
12	Notes to financial statements
1	JOHN HANCOCK REGIONAL BANK FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 99.6%		$748,012,327
(Cost $386,401,824)
Financials 99.6%		748,012,327
Banks 99.6%
1st Source Corp.	110,031	6,596,358
ACNB Corp.	68,890	2,887,180
American Business Bank	124,774	5,349,061
Ameris Bancorp	204,981	12,011,887
Bank of America Corp.	371,595	14,819,209
Bank of Marin Bancorp	216,427	4,441,082
Bank7 Corp.	143,837	5,235,667
Banner Corp.	71,076	4,345,587
Bar Harbor Bankshares	166,946	4,948,279
BayCom Corp.	194,898	5,069,297
Business First Bancshares, Inc.	220,037	5,071,853
C&F Financial Corp.	56,382	3,651,862
Cadence Bank	235,669	6,895,675
California BanCorp (A)	263,762	3,684,755
Camden National Corp.	104,023	4,006,966
CB Financial Services, Inc.	83,544	2,396,042
Central Pacific Financial Corp.	183,372	4,710,827
ChoiceOne Financial Services, Inc.	104,791	2,979,208
Citizens Community Bancorp, Inc.	282,057	4,180,085
Citizens Financial Group, Inc.	490,677	18,101,075
Civista Bancshares, Inc.	222,632	5,011,446
Coastal Financial Corp. (A)	172,911	14,204,639
Colony Bankcorp, Inc.	145,899	2,264,352
Columbia Banking System, Inc.	335,984	7,532,761
Comerica, Inc.	120,107	6,455,751
Community West Bancshares	185,577	3,247,598
ConnectOne Bancorp, Inc.	174,270	3,926,303
Cullen/Frost Bankers, Inc.	92,890	10,818,898
CVB Financial Corp.	222,841	4,131,472
Dime Community Bancshares, Inc.	213,514	5,485,175
Eagle Bancorp Montana, Inc.	214,812	3,737,729
East West Bancorp, Inc.	166,631	14,255,282
Eastern Bankshares, Inc.	409,983	6,116,946
Enterprise Bancorp, Inc.	103,045	3,833,274
Equity Bancshares, Inc., Class A	169,882	6,538,758
ESSA Bancorp, Inc.	143,378	2,652,493
Evans Bancorp, Inc.	107,803	4,145,025
Farmers & Merchants Bancorp, Inc.	153,367	4,013,614
Farmers National Banc Corp.	194,894	2,541,418
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REGIONAL BANK FUND	2

	Shares	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp	447,172	$16,071,362
First Business Financial Services, Inc.	140,011	6,740,130
First Citizens BancShares, Inc., Class A	3,387	6,025,947
First Community Corp.	186,846	4,390,881
First Financial Bancorp	315,494	7,303,686
First Horizon Corp.	366,595	6,628,038
First Merchants Corp.	237,522	8,465,284
First Mid Bancshares, Inc.	112,164	3,749,643
Flushing Financial Corp.	314,283	3,761,968
Fulton Financial Corp.	202,681	3,380,719
German American Bancorp, Inc.	146,661	5,559,919
Great Southern Bancorp, Inc.	69,546	3,825,030
Hancock Whitney Corp.	267,039	13,910,062
HBT Financial, Inc.	257,084	5,957,922
Heritage Commerce Corp.	640,254	5,787,896
Heritage Financial Corp.	189,280	4,319,370
Horizon Bancorp, Inc.	412,539	6,056,073
Huntington Bancshares, Inc.	1,292,319	18,777,395
Independent Bank Corp. (Massachusetts)	101,812	6,016,071
Independent Bank Corp. (Michigan)	192,536	5,864,647
JPMorgan Chase & Co.	62,054	15,179,649
KeyCorp	1,008,335	14,963,687
Landmark Bancorp, Inc.	137,668	3,883,614
Live Oak Bancshares, Inc.	143,283	3,745,418
M&T Bank Corp.	131,130	22,260,629
Metrocity Bankshares, Inc.	117,442	3,237,876
Mid Penn Bancorp, Inc.	146,988	4,270,001
NBT Bancorp, Inc.	121,679	5,151,889
Nicolet Bankshares, Inc.	113,056	13,206,071
Northrim BanCorp, Inc.	97,358	7,816,874
Norwood Financial Corp.	82,109	2,053,546
Ohio Valley Banc Corp.	96,272	3,467,717
Old National Bancorp	700,939	14,432,334
Old Second Bancorp, Inc.	477,046	7,532,556
OP Bancorp	344,451	4,422,751
Orange County Bancorp, Inc.	130,937	3,107,135
Orrstown Financial Services, Inc.	122,589	3,673,992
Pinnacle Financial Partners, Inc.	171,830	17,224,239
Plumas Bancorp	87,214	3,845,265
Popular, Inc.	144,356	13,774,450
Provident Financial Holdings, Inc.	171,909	2,580,354
QCR Holdings, Inc.	123,276	8,006,776
Red River Bancshares, Inc.	75,737	3,991,340
3	JOHN HANCOCK REGIONAL BANK FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Regions Financial Corp.	847,646	$17,300,455
Renasant Corp.	408,709	13,107,298
Riverview Bancorp, Inc.	569,430	3,598,798
SB Financial Group, Inc.	192,781	3,747,663
Shore Bancshares, Inc.	442,141	6,114,810
Sierra Bancorp	187,684	4,966,119
Southern Missouri Bancorp, Inc.	122,155	6,431,461
SouthState Corp.	88,828	7,708,494
Stock Yards Bancorp, Inc.	106,181	7,728,915
Synovus Financial Corp.	278,403	12,060,418
The First Bancorp, Inc.	131,271	3,206,951
The PNC Financial Services Group, Inc.	77,631	12,474,525
Timberland Bancorp, Inc.	153,570	4,720,742
TriCo Bancshares	211,112	8,144,701
Truist Financial Corp.	299,806	11,494,562
U.S. Bancorp	382,942	15,447,880
Virginia National Bankshares Corp.	109,247	4,018,105
Washington Trust Bancorp, Inc.	135,582	3,742,063
Westamerica BanCorp	110,764	5,364,301
Western Alliance Bancorp	144,423	10,067,727
WSFS Financial Corp.	306,852	15,818,221
Zions Bancorp NA	312,053	14,033,023

	Yield (%)	Shares	Value
Short-term investments 0.4%			$3,323,006
(Cost $3,322,753)
Short-term funds 0.4%			3,323,006
John Hancock Collateral Trust (B)	4.2081(C)	332,194	3,323,006

Total investments (Cost $389,724,577) 100.0%	$751,335,333
Other assets and liabilities, net (0.0%)	(60,943)
Total net assets 100.0%	$751,274,390

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $393,889,928. Net unrealized appreciation aggregated to $357,445,405, of which $364,190,505 related to gross unrealized appreciation and $6,745,100 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REGIONAL BANK FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $386,401,824)	$748,012,327
Affiliated investments, at value (Cost $3,322,753)	3,323,006
Total investments, at value (Cost $389,724,577)	751,335,333
Dividends and interest receivable	516,895
Receivable for fund shares sold	229,161
Receivable for investments sold	1,177
Other assets	108,276
Total assets	752,190,842
Liabilities
Payable for fund shares repurchased	577,060
Payable to affiliates
Accounting and legal services fees	18,376
Transfer agent fees	68,772
Distribution and service fees	154,452
Trustees’ fees	347
Other liabilities and accrued expenses	97,445
Total liabilities	916,452
Net assets	$751,274,390
Net assets consist of
Paid-in capital	$357,709,797
Total distributable earnings (loss)	393,564,593
Net assets	$751,274,390

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($538,400,025 ÷ 20,738,951 shares)[1]	$25.96
Class C ($32,890,124 ÷ 1,353,071 shares)[1]	$24.31
Class I ($173,545,639 ÷ 6,692,851 shares)	$25.93
Class R6 ($6,438,602 ÷ 248,286 shares)	$25.93
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$27.33

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$12,423,294
Dividends from affiliated investments	92,469
Less foreign taxes withheld	(20,900)
Total investment income	12,494,863
Expenses
Investment management fees	3,309,614
Distribution and service fees	970,954
Accounting and legal services fees	73,282
Transfer agent fees	477,993
Trustees’ fees	9,901
Custodian fees	50,025
State registration fees	39,524
Printing and postage	30,767
Professional fees	39,841
Other	16,025
Total expenses	5,017,926
Less expense reductions	(36,945)
Net expenses	4,980,981
Net investment income	7,513,882
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	35,215,904
Affiliated investments	(12)
35,215,892
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(80,890,722)
Affiliated investments	246
(80,890,476)
Net realized and unrealized loss	(45,674,584)
Decrease in net assets from operations	$(38,160,702)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$7,513,882	$17,018,415
Net realized gain	35,215,892	69,645,408
Change in net unrealized appreciation (depreciation)	(80,890,476)	244,542,910
Increase (decrease) in net assets resulting from operations	(38,160,702)	331,206,733
Distributions to shareholders
From earnings
Class A	(49,454,299)	(14,325,466)
Class C	(3,740,272)	(1,152,415)
Class I	(17,032,800)	(5,533,127)
Class R6	(722,485)	(239,924)
Total distributions	(70,949,856)	(21,250,932)
From fund share transactions	14,511,702	(152,601,883)
Total increase (decrease)	(94,598,856)	157,353,918
Net assets
Beginning of period	845,873,246	688,519,328
End of period	$751,274,390	$845,873,246
7	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$29.64	$19.80	$29.71	$34.06	$19.47	$26.12
Net investment income[2]	0.25	0.54	0.57	0.42	0.42	0.49
Net realized and unrealized gain (loss) on investments	(1.44)	9.97	(8.82)	(3.02)	14.66	(6.58)
Total from investment operations	(1.19)	10.51	(8.25)	(2.60)	15.08	(6.09)
Less distributions
From net investment income	(0.25)	(0.58)	(0.54)	(0.44)	(0.41)	(0.49)
From net realized gain	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)
Total distributions	(2.49)	(0.67)	(1.66)	(1.75)	(0.49)	(0.56)
Net asset value, end of period	$25.96	$29.64	$19.80	$29.71	$34.06	$19.47
Total return (%)[3,4]	(4.76)[5]	53.63	(28.79)	(7.79)	78.08	(23.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$538	$593	$449	$724	$839	$515
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[6]	1.23	1.22	1.23	1.22	1.24
Expenses including reductions	1.20[6]	1.22	1.21	1.22	1.21	1.23
Net investment income	1.74[6]	2.15	2.39	1.36	1.41	2.30
Portfolio turnover (%)	3	3	7	11	10	1

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	8

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$27.89	$18.67	$28.09	$32.28	$18.46	$24.79
Net investment income[2]	0.14	0.35	0.37	0.19	0.20	0.32
Net realized and unrealized gain (loss) on investments	(1.34)	9.37	(8.31)	(2.86)	13.91	(6.24)
Total from investment operations	(1.20)	9.72	(7.94)	(2.67)	14.11	(5.92)
Less distributions
From net investment income	(0.14)	(0.41)	(0.36)	(0.21)	(0.21)	(0.34)
From net realized gain	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)
Total distributions	(2.38)	(0.50)	(1.48)	(1.52)	(0.29)	(0.41)
Net asset value, end of period	$24.31	$27.89	$18.67	$28.09	$32.28	$18.46
Total return (%)[3,4]	(5.09)[5]	52.46	(29.30)	(8.46)	76.91	(23.85)
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$46	$54	$108	$123	$84
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[6]	1.97	1.96	1.94	1.93	1.96
Expenses including reductions	1.94[6]	1.96	1.96	1.93	1.92	1.95
Net investment income	1.01[6]	1.48	1.64	0.66	0.70	1.54
Portfolio turnover (%)	3	3	7	11	10	1

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$29.60	$19.78	$29.70	$34.05	$19.45	$26.12
Net investment income[2]	0.29	0.61	0.63	0.51	0.50	0.55
Net realized and unrealized gain (loss) on investments	(1.43)	9.95	(8.82)	(3.02)	14.67	(6.59)
Total from investment operations	(1.14)	10.56	(8.19)	(2.51)	15.17	(6.04)
Less distributions
From net investment income	(0.29)	(0.65)	(0.61)	(0.53)	(0.49)	(0.56)
From net realized gain	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)
Total distributions	(2.53)	(0.74)	(1.73)	(1.84)	(0.57)	(0.63)
Net asset value, end of period	$25.93	$29.60	$19.78	$29.70	$34.05	$19.45
Total return (%)[3]	(4.61)[4]	54.00	(28.61)	(7.52)	78.68	(23.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$174	$198	$178	$360	$345	$196
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.97	0.96	0.94	0.93	0.96
Expenses including reductions	0.95[5]	0.96	0.96	0.93	0.92	0.95
Net investment income	2.00[5]	2.44	2.63	1.66	1.68	2.49
Portfolio turnover (%)	3	3	7	11	10	1

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	10

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$29.61	$19.78	$29.70	$34.05	$19.45	$26.13
Net investment income[2]	0.30	0.64	0.64	0.57	0.51	0.57
Net realized and unrealized gain (loss) on investments	(1.44)	9.95	(8.81)	(3.05)	14.69	(6.60)
Total from investment operations	(1.14)	10.59	(8.17)	(2.48)	15.20	(6.03)
Less distributions
From net investment income	(0.30)	(0.67)	(0.63)	(0.56)	(0.52)	(0.58)
From net realized gain	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)	(0.07)
Total distributions	(2.54)	(0.76)	(1.75)	(1.87)	(0.60)	(0.65)
Net asset value, end of period	$25.93	$29.61	$19.78	$29.70	$34.05	$19.45
Total return (%)[3]	(4.59)[4]	54.21	(28.53)	(7.43)	78.86	(22.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$8	$7	$7	$20	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.86	0.85	0.83	0.83	0.85
Expenses including reductions	0.84[5]	0.85	0.85	0.82	0.82	0.84
Net investment income	2.07[5]	2.53	2.74	1.85	1.69	2.75
Portfolio turnover (%)	3	3	7	11	10	1

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
| JOHN HANCOCK Regional Bank Fund	12

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $1,906.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
13	JOHN HANCOCK Regional Bank Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK Regional Bank Fund	14

fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$25,928
Class C	1,860
Class I	8,808
Class	Expense reduction
Class R6	$349
Total	$36,945

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $130,730 for the six months ended April 30, 2025. Of this amount, $21,422 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $109,308 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $132 and $4,659 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
15	JOHN HANCOCK Regional Bank Fund |

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$757,373	$338,556
Class C	213,581	24,202
Class I	—	115,042
Class R6	—	193
Total	$970,954	$477,993
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	705,107	$20,714,717	940,649	$23,622,109
Distributions reinvested	1,587,165	45,321,247	510,270	13,089,241
Repurchased	(1,569,508)	(45,216,715)	(4,097,325)	(102,661,756)
Net increase (decrease)	722,764	$20,819,249	(2,646,406)	$(65,950,406)
Class C shares
Sold	76,168	$2,083,652	105,287	$2,485,599
Distributions reinvested	136,874	3,665,831	46,737	1,127,749
Repurchased	(526,251)	(14,135,352)	(1,399,045)	(32,820,396)
Net decrease	(313,209)	$(8,385,869)	(1,247,021)	$(29,207,048)
Class I shares
Sold	1,277,368	$38,092,656	2,169,185	$54,831,229
Distributions reinvested	500,419	14,264,372	186,151	4,767,293
Repurchased	(1,763,329)	(49,144,304)	(4,695,528)	(115,452,201)
Net increase (decrease)	14,458	$3,212,724	(2,340,192)	$(55,853,679)
| JOHN HANCOCK Regional Bank Fund	16

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	52,710	$1,530,926	52,351	$1,282,365
Distributions reinvested	25,346	722,485	9,380	239,923
Repurchased	(114,970)	(3,387,813)	(126,171)	(3,113,038)
Net decrease	(36,914)	$(1,134,402)	(64,440)	$(1,590,750)
Total net increase (decrease)	387,099	$14,511,702	(6,298,059)	$(152,601,883)
Affiliates of the fund owned 24% of shares of Class R6 on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $23,475,251 and $70,237,225, respectively, for the six months ended April 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	332,194	$5,289,688	$51,811,840	$(53,778,756)	$(12)	$246	$92,469	—	$3,323,006
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the
17	JOHN HANCOCK Regional Bank Fund |

fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Regional Bank Fund	18

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443056	01SA 4/25
6/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 13, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 13, 2025